Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2018
Significant Risks and Uncertainties Including Business and Credit Concentrations
Schedule of revenues and percentage of revenues for customers that accounted for more than 10% of the Partnership's revenues

	Year Ended December 31,
(U.S. Dollars in thousands)	2018		2017		2016
Eni Trading and Shipping S.p.A.	$43,955	16%	$46,441	22%	$47,001	27%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	45,115	17%	45,115	21%	45,236	26%
Equinor ASA	23,426	8%	23,189	11%	21,760	13%
Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.	36,978	13%	28,129	13%	20,904	12%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	81,816	29%	51,259	24%	20,496	12%
Standard Marine Tønsberg AS, a Norwegian subsidiary of ExxonMobil	16,872	6%	17,634	8%	17,482	10%
Galp Sinopec Brasil Services BV	30,029	11%	734	1%	—	—%